UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AMAYX

May 31, 2026

AB Massachusetts Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.52%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection was the primary detractor. An allocation to toll roads/transit detracted, while an overweight to not-for-profit health care contributed to performance. Security selection within private higher education and airports detracted, while selection within state general obligation and senior living contributed to overall performance.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, which contributed to overall performance.

Performance Highlights

Top contributors to performance:

  An allocation to not-for-profit health care contributed to overall performance.

Top detractors from performance:

  Security selection within private higher education detracted from performance.

Advisor Class: AMAYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$9,952	$10,004
05/18	$10,052	$10,116
05/19	$10,529	$10,764
05/20	$10,770	$11,192
05/21	$11,569	$11,722
05/22	$10,830	$10,925
05/23	$10,787	$10,979
05/24	$11,065	$11,272
05/25	$11,197	$11,501
05/26	$11,956	$12,268

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	6.46%	0.66%	1.83%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.10%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-massachusetts-portfolio.Advisor.01864E110.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$270,865,231
# of Portfolio Holdings	159
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$790,569

Advisor Class: AMAYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	16.5%
AA	29.2%
A	29.0%
BBB	17.9%
BB	3.5%
A-1+	0.8%
Not Rated	3.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AMAYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-MA-ADV-0153-0526

Advisor Class: AMAYX

3

Class A: AMAAX

May 31, 2026

AB Massachusetts Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMAAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection was the primary detractor. An allocation to toll roads/transit detracted, while an overweight to not-for-profit health care contributed to performance. Security selection within private higher education and airports detracted, while selection within state general obligation and senior living contributed to overall performance.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, which contributed to overall performance.

Performance Highlights

Top contributors to performance:

  An allocation to not-for-profit health care contributed to overall performance.

Top detractors from performance:

  Security selection within private higher education detracted from performance.

Class A: AMAAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,699	$10,000
05/17	$9,775	$10,146
05/18	$9,848	$10,259
05/19	$10,291	$10,916
05/20	$10,488	$11,350
05/21	$11,238	$11,888
05/22	$10,493	$11,080
05/23	$10,426	$11,134
05/24	$10,680	$11,432
05/25	$10,769	$11,664
05/26	$11,480	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.30%	0.43%	1.70%
Class A (with sales charges)	3.12%	-0.18%	1.39%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-massachusetts-portfolio.A.01864E763.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$270,865,231
# of Portfolio Holdings	159
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$790,569

Class A: AMAAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	16.5%
AA	29.2%
A	29.0%
BBB	17.9%
BB	3.5%
A-1+	0.8%
Not Rated	3.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AMAAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-MA-A-0153-0526

Class A: AMAAX

3

Class C: AMACX

May 31, 2026

AB Massachusetts Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AMACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.52%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Sector allocation was the primary contributor, relative to the benchmark. Security selection was the primary detractor. An allocation to toll roads/transit detracted, while an overweight to not-for-profit health care contributed to performance. Security selection within private higher education and airports detracted, while selection within state general obligation and senior living contributed to overall performance.

During the 12-month period, the Portfolio used derivatives in the form of interest rate swaps, which contributed to overall performance.

Performance Highlights

Top contributors to performance:

  An allocation to not-for-profit health care contributed to overall performance.

Top detractors from performance:

  Security selection within private higher education detracted from performance.

Class C: AMACX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,003	$10,146
05/18	$10,002	$10,259
05/19	$10,382	$10,916
05/20	$10,496	$11,350
05/21	$11,164	$11,888
05/22	$10,344	$11,080
05/23	$10,200	$11,134
05/24	$10,378	$11,432
05/25	$10,386	$11,664
05/26	$10,984	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.52%	-0.33%	0.94%
Class C (with sales charges)	4.52%	-0.33%	0.94%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-massachusetts-portfolio.C.01864E748.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$270,865,231
# of Portfolio Holdings	159
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$790,569

Class C: AMACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	16.5%
AA	29.2%
A	29.0%
BBB	17.9%
BB	3.5%
A-1+	0.8%
Not Rated	3.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AMACX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-MA-C-0153-0526

Class C: AMACX

3

Advisor Class: AVAYX

May 31, 2026

AB Virginia Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.55%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection was the primary detractor, relative to the benchmark. An allocation to ports slightly detracted, while an overweight to toll roads/transit contributed to performance. Security selection within prerefunded municipal bonds and airports detracted, while selection within senior living and tax-supported state lease contributed to overall performance.

Performance Highlights

Top contributors to performance:

  Sector allocation to state general obligation contributed to overall performance.

Top detractors from performance:

  Security selection within prerefunded detracted from performance.

Advisor Class: AVAYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$10,014	$10,004
05/18	$10,150	$10,116
05/19	$10,645	$10,764
05/20	$10,882	$11,192
05/21	$11,673	$11,722
05/22	$10,924	$10,925
05/23	$10,911	$10,979
05/24	$11,199	$11,272
05/25	$11,400	$11,501
05/26	$12,213	$12,268

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	6.82%	0.91%	2.05%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.10%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-virginia-portfolio.Advisor.01864E128.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$217,750,297
# of Portfolio Holdings	125
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$654,882

Advisor Class: AVAYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	11.2%
AA	47.4%
A	15.4%
BBB	17.1%
BB	2.1%
B	1.3%
A-1+	0.4%
Not Rated	5.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AVAYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-VA-ADV-0153-0526

Advisor Class: AVAYX

3

Class A: AVAAX

May 31, 2026

AB Virginia Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVAAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection was the primary detractor, relative to the benchmark. An allocation to ports slightly detracted, while an overweight to toll roads/transit contributed to performance. Security selection within prerefunded municipal bonds and airports detracted, while selection within senior living and tax-supported state lease contributed to overall performance.

Performance Highlights

Top contributors to performance:

  Sector allocation to state general obligation contributed to overall performance.

Top detractors from performance:

  Security selection within prerefunded detracted from performance.

Class A: AVAAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/16	$9,702	$10,000
05/17	$9,821	$10,146
05/18	$9,929	$10,259
05/19	$10,381	$10,916
05/20	$10,584	$11,350
05/21	$11,335	$11,888
05/22	$10,582	$11,080
05/23	$10,543	$11,134
05/24	$10,785	$11,432
05/25	$10,962	$11,664
05/26	$11,702	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.45%	0.64%	1.89%
Class A (with sales charges)	3.30%	0.03%	1.58%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-virginia-portfolio.A.01864E706.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$217,750,297
# of Portfolio Holdings	125
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$654,882

Class A: AVAAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	11.2%
AA	47.4%
A	15.4%
BBB	17.1%
BB	2.1%
B	1.3%
A-1+	0.4%
Not Rated	5.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AVAAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-VA-A-0153-0526

Class A: AVAAX

3

Class C: AVACX

May 31, 2026

AB Virginia Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/AVACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.55%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period ended May 31, 2026, all share classes of the Portfolio, except the Advisor class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection was the primary detractor, relative to the benchmark. An allocation to ports slightly detracted, while an overweight to toll roads/transit contributed to performance. Security selection within prerefunded municipal bonds and airports detracted, while selection within senior living and tax-supported state lease contributed to overall performance.

Performance Highlights

Top contributors to performance:

  Sector allocation to state general obligation contributed to overall performance.

Top detractors from performance:

  Security selection within prerefunded detracted from performance.

Class C: AVACX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/16	$10,000	$10,000
05/17	$10,048	$10,146
05/18	$10,083	$10,259
05/19	$10,471	$10,916
05/20	$10,599	$11,350
05/21	$11,259	$11,888
05/22	$10,429	$11,080
05/23	$10,313	$11,134
05/24	$10,489	$11,432
05/25	$10,572	$11,664
05/26	$11,206	$12,442

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.78%	-0.09%	1.14%
Class C (with sales charges)	4.78%	-0.09%	1.14%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-virginia-portfolio.C.01864E680.html#performance for the most recent performance information.

Key Portfolio Statistics

Table Summary
Net Assets	$217,750,297
# of Portfolio Holdings	125
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net)	$654,882

Class C: AVACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	11.2%
AA	47.4%
A	15.4%
BBB	17.1%
BB	2.1%
B	1.3%
A-1+	0.4%
Not Rated	5.1%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/AVACX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIFII-VA-C-0153-0526

Class C: AVACX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
Massachusetts Portfolio	2025	$32,320	$—	$18,816
	2026	$32,320	$—	$20,175
Virginia Portfolio	2025	$32,320	$—	$18,816
	2026	$32,320	$—	$20,175

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Massachusetts Portfolio	2025	$1,477,955	$18,816
			$—
			$(18,816)
	2026	$1,441,150	$20,175
			$—
			$(20,175)
Virginia Portfolio	2025	$1,477,955	$18,816
			$—
			$(18,816)
	2026	$1,441,150	$20,175
			$—
			$(20,175)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME FUND II

+	AB MASSACHUSETTS PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

May 31, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 98.6%
Massachusetts – 85.3%
City of Quincy MA (City of Quincy MA) Series 2022-A 5.00%, 06/01/2047	$3,060	$3,434,589
Series 2025 5.00%, 07/24/2026	7,305	7,326,948
City of Worcester MA (City of Worcester MA) AG Series 2022 3.00%, 02/01/2046	2,600	2,067,347
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2018-A 5.00%, 01/01/2042	5,000	5,108,239
Series 2021-B 2.00%, 04/01/2050	1,000	603,764
Series 2022-B 3.00%, 02/01/2045	2,965	2,443,787
4.11%, 07/15/2031	346	344,188
Series 2022-C 5.00%, 10/01/2052	2,005	2,065,684
Series 2022-D 5.00%, 11/01/2028	2,000	2,117,332
Series 2024 5.00%, 12/01/2054	5,000	5,175,374
Series 2024-E 5.00%, 08/01/2054	1,670	1,726,567
Series 2025-A 5.00%, 04/01/2045	1,500	1,622,095
Series 2025-G 5.00%, 12/01/2046	2,000	2,153,111
5.00%, 12/01/2055	1,500	1,557,266
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2022 5.00%, 06/01/2050	2,000	2,071,844
Series 2022-B 5.00%, 06/01/2052	3,000	3,086,647
Series 2023 5.00%, 06/01/2053	1,405	1,450,237
Series 2023-B 5.00%, 06/01/2051	3,000	3,108,885

ABFunds.com	AB Municipal Income Fund II 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Marthas Vineyard Land Bank (Marthas Vineyard Land Bank) BAM Series 2014 5.00%, 05/01/2031	$1,000	$1,009,677
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 07/01/2040	2,000	2,035,666
Series 2020 5.00%, 07/01/2026	1,125	1,127,223
5.00%, 07/01/2050	3,000	3,042,144
Series 2021-A 5.00%, 07/01/2026	1,885	1,888,726
Series 2023-A 5.25%, 07/01/2048	1,000	1,066,730
5.25%, 07/01/2053	4,000	4,209,952
Series 2025-B 5.00%, 07/01/2045	500	544,024
5.25%, 07/01/2055	3,500	3,719,948
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040	600	660,647
5.00%, 02/01/2042	1,050	1,142,850
5.00%, 02/01/2044	1,500	1,614,369
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,150	7,154,224
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	3,000	2,972,496
Series 2023 5.00%, 07/01/2034	2,000	2,235,437
Series 2025 5.50%, 07/01/2055	1,210	1,283,991
AG Series 2025 5.00%, 07/01/2030	1,000	1,085,492
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,755,646
Series 2023 4.375%, 07/01/2052	2,000	1,750,999
5.25%, 07/01/2052	2,000	2,006,014

2 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	$1,795	$1,875,457
5.00%, 10/01/2039	1,780	1,843,786
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	600	620,066
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)	2,200	2,131,478
Massachusetts Development Finance Agency (Children’s Hospital Obligated Group) Series 2024-T 5.25%, 03/01/2054	2,000	2,098,656
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2036	1,250	1,412,253
5.00%, 12/01/2037(b)	1,500	1,661,531
5.00%, 12/01/2038(b)	1,625	1,789,799
5.00%, 12/01/2039(b)	1,575	1,717,144
5.00%, 12/01/2041(b)	2,755	2,969,888
5.00%, 12/01/2045(b)	2,170	2,264,188
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	1,000	1,000,149
5.25%, 01/01/2042	1,000	1,003,586
Series 2025 5.25%, 01/01/2038	1,210	1,324,013
5.25%, 01/01/2041	1,230	1,310,806
5.25%, 01/01/2043	1,000	1,051,075
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,003,039
5.00%, 10/01/2034	2,100	2,101,135
Massachusetts Development Finance Agency (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	952,225
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.875%, 12/01/2060(a)	1,000	929,333

ABFunds.com	AB Municipal Income Fund II 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	$2,055	$2,055,102
Massachusetts Development Finance Agency (Mass General Brigham) Series 2016 5.00%, 07/01/2031	1,000	1,001,796
Massachusetts Development Finance Agency (Massachusetts Institute of Technology) Series 2020 5.00%, 07/01/2050	2,050	2,273,957
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,000,159
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,200	3,104,486
Series 2022 5.00%, 07/01/2052	1,000	952,637
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2047(a)	2,000	2,000,456
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041	1,500	1,614,455
5.00%, 10/01/2042	3,000	3,212,874
Series 2026 5.00%, 10/01/2038(b)	2,000	2,271,538
Massachusetts Development Finance Agency (Prerefunded – US Treasuries) Series 2019-A 5.00%, 06/01/2039	1,400	1,494,136
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	818,561
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055	3,250	3,345,670
5.25%, 06/01/2065	2,500	2,561,789
5.50%, 06/01/2050	4,000	4,222,007

4 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.125%, 01/01/2040	$1,020	$1,027,239
Massachusetts Development Finance Agency (Simmons University) Series 2020-M 4.00%, 10/01/2050	1,000	687,167
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,080	1,995,352
5.00%, 07/01/2041	2,500	2,499,820
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2013 4.00%, 07/01/2043	2,410	2,223,741
Series 2021-G 4.00%, 07/01/2046	1,750	1,526,993
5.00%, 07/01/2037	1,000	1,057,673
5.00%, 07/01/2050	3,550	3,483,373
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,236,855
Series 2021-B 4.00%, 06/01/2050	1,000	784,919
Massachusetts Development Finance Agency (Suffolk University) Series 2021 4.00%, 07/01/2051	1,000	842,254
Series 2025 5.25%, 07/01/2055	3,000	2,988,986
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,017,953
Series 2021-V 5.00%, 07/01/2055	1,000	1,067,695
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	1,007,024
Series 2026 5.25%, 10/01/2036	1,250	1,397,102
7.375%, 10/01/2035	1,000	1,028,960

ABFunds.com	AB Municipal Income Fund II 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	$1,500	$1,501,465
Series 2025 4.50%, 07/01/2054	3,500	3,282,058
5.00%, 07/01/2045	1,000	1,029,906
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,041,806
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035	1,710	1,981,621
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,096,670
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031	1,515	1,577,672
Series 2019-A 5.00%, 07/01/2032	4,685	4,933,413
5.00%, 07/01/2036	4,000	4,168,425
5.00%, 07/01/2038	2,500	2,594,148
Series 2019-C 5.00%, 07/01/2049	1,000	1,008,941
Series 2021-E 5.00%, 07/01/2051	5,000	5,050,697
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,119,234
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034	1,000	1,054,601
Massachusetts Water Resources Authority (Prerefunded – US Treasuries) Series 2016-C 5.00%, 08/01/2033	5,500	5,520,043

6 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Weymouth MA (Town of Weymouth MA) Series 2021 2.00%, 09/15/2045	$2,000	$1,343,632
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,571,452
Series 2020 3.013%, 11/01/2043	2,000	1,506,002

		231,014,281

Alabama – 2.8%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,065,878
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,200	1,207,123
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,057,246
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,200	1,264,027
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	1,000	1,058,973
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,021,963
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,043,422

		7,718,632

American Samoa – 0.6%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2035(a)	1,200	1,266,286

ABFunds.com	AB Municipal Income Fund II 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$395	$416,993

		1,683,279

Arizona – 0.4%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,054,295

California – 0.6%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,300	1,601,012

Florida – 0.0%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	100	82,186

Georgia – 0.4%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	1,200	1,215,759

Guam – 2.4%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043	210	179,752
Series 2023 5.25%, 10/01/2036	100	107,532
5.375%, 10/01/2043	200	209,524
Series 2024-A 5.25%, 10/01/2043	615	641,996
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046	1,125	1,156,232
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	350	354,701
5.00%, 10/01/2040	1,420	1,433,534
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	150	156,449

8 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$2,255	$2,182,991

		6,422,711

Indiana – 0.0%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(c)(d)(e)	250	25

Kentucky – 0.8%
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	1,000	1,062,348
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	1,000	1,047,032

		2,109,380

New Jersey – 0.4%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,171,553

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	540	507,824
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	1,000	1,010,664

		1,518,488

Puerto Rico – 2.5%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2029	120	126,103
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	610	637,139

ABFunds.com	AB Municipal Income Fund II 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2035(a)	$500	$518,541
Series 2021-B 4.00%, 07/01/2042(a)	1,270	1,217,835
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) NATL Series 2007-V 5.25%, 07/01/2032	300	303,049
AG Series 2007-V 5.25%, 07/01/2031	240	245,307
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	52	51,961
6.625%, 01/01/2028	397	395,665
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,600	1,813,236
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046	1,000	363,196
Series 2019-A 4.329%, 07/01/2040	165	164,291
4.55%, 07/01/2040	22	22,043
5.00%, 07/01/2058	815	803,777

		6,662,143

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	560	558,325

Texas – 0.9%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	100	104,070
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,200	1,267,706
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,069,166

		2,440,942

10 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.7%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	$1,600	$1,780,377

Total Long-Term Municipal Bonds (cost $271,739,952)		267,033,388

Short-Term Municipal Notes – 0.9%
Massachusetts – 0.9%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	2,000	2,014,465
Massachusetts Health & Educational Facilities Authority (Mass General Brigham) Series 2011 1.18%, 07/01/2040(f)	615	615,000

Total Short-Term Municipal Notes (cost $2,630,549)		2,629,465

Total Municipal Obligations (cost $274,370,501)		269,662,853

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c)(g)(h) (cost $156,813)	8,741	25,436

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(i)(j)(k) (cost $8,017,476)	8,017,476	8,017,476

Total Investments – 102.5% (cost $282,544,790)		277,705,765
Other assets less liabilities – (2.5%)		(6,840,534)

Net Assets – 100.0%		$270,865,231

ABFunds.com	AB Municipal Income Fund II 11

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	5,000	10/15/2029	2.485%	CPI#	Maturity	$83,666	$–	0 –	$83,666

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank NA	USD	3,025	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$161,875	$–	0 –	$161,875

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $10,400,522 or 3.8% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security, which represent 0.00% of net assets as of May 31, 2026, are considered illiquid and restricted. Additional information regarding such security follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	$257,805	$25	0.00%

(e)	Defaulted.

(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Fair valued by the Adviser.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	Affiliated investments.

(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

NATL – National Interstate Corporation

See notes to financial statements.

12 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

May 31, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.3%
Long-Term Municipal Bonds – 92.7%
Virginia – 60.2%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$4,000	$3,802,677
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	585,517
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048	7,000	7,312,529
County of Fairfax VA (County of Fairfax VA) Series 2023-A 4.00%, 10/01/2041	4,445	4,502,119
County of Fairfax VA Sewer Revenue (County of Fairfax VA Sewer Revenue) Series 2026-A 5.00%, 07/15/2044	1,500	1,658,231
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048	1,500	1,399,817
Series 2022 4.00%, 05/15/2042	2,000	1,956,688
Series 2024 5.00%, 05/15/2051	2,030	2,113,492
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2017-A 5.00%, 10/01/2033	3,550	3,648,864
Series 2024-A 5.00%, 11/01/2027	3,425	3,543,182
Hampton Roads Transportation Accountability Commission (Hampton Roads Transportation Fund) Series 2022-A 4.00%, 07/01/2052	3,745	3,408,792
4.00%, 07/01/2057	4,750	4,312,356
Series 2024-A 5.25%, 07/01/2059	1,410	1,479,287

ABFunds.com	AB Municipal Income Fund II 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hampton Roads Transportation Accountability Commission (Prerefunded – US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	$1,590	$1,592,898
Hampton Roads Transportation Accountability Commission (Prerefunded – US Treasuries) Series 2018-A 5.00%, 07/01/2035	4,000	4,151,692
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	2,000	2,064,858
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,005,716
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,286,384
Series 2024-A 6.875%, 12/01/2058	500	545,245
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,502,868
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,751,767
Norfolk Airport Authority/VA (Norfolk Airport Authority/VA) Series 2019 5.00%, 07/01/2043	2,870	2,961,329
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	1,011,623
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	940	926,069
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,017,811
4.00%, 07/01/2038	1,550	1,566,370

14 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	$1,125	$1,141,191
5.00%, 09/01/2038	1,535	1,544,308
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	988,546
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	1,085	1,087,659
5.00%, 12/01/2039	1,000	1,032,021
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,000,156
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	2,000	1,678,170
University of Virginia (University of Virginia) Series 2020 2.256%, 09/01/2050	1,000	565,521
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	370	320,823
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	500	545,438
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,762,292
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,000	766,767
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,498,642
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036	3,125	3,064,395
Series 2025 6.00%, 06/01/2055	1,000	1,047,807

ABFunds.com	AB Municipal Income Fund II 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia Commonwealth Transportation Board (Commonwealth of Virginia Fed Hwy Grant) Series 2017 5.00%, 09/15/2027	$1,000	$1,031,632
Virginia Commonwealth Transportation Board (Commonwealth of Virginia State Lease) Series 2019 5.00%, 05/15/2032	1,555	1,655,001
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,013,469
Virginia Port Authority (Prerefunded – US Treasuries) Series 2016-B 5.00%, 07/01/2026	1,000	1,001,525
5.00%, 07/01/2035	2,000	2,003,050
5.00%, 07/01/2036	4,160	4,166,344
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044	2,000	2,164,450
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	2,000	2,235,383
Virginia Public School Authority (County of Hanover VA) Series 2025 5.00%, 08/01/2043	1,450	1,594,528
Virginia Resources Authority (Virginia Resources Authority) Series 2011-B 5.00%, 11/01/2026	20	20,033
Series 2016-C 4.00%, 11/01/2034	2,000	2,006,352
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,834,038
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2020 4.00%, 12/01/2049	3,500	3,049,041
Series 2022 5.00%, 10/01/2041	1,000	1,063,040

16 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2040	$4,825	$4,719,357
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2052	3,350	3,297,937
5.00%, 12/31/2056	1,000	975,787
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	2,000	2,002,898
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	795,393
4.00%, 01/01/2051	1,500	1,337,460
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	973,430
Williamsburg Economic Development Authority (Colonial Williamsburg Foundation/The) Series 2025 4.957%, 11/01/2035	2,000	1,989,706

		131,081,771

Alabama – 3.9%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,065,878
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	1,000	1,055,122
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	1,005,936
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,057,246
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,053,356

ABFunds.com	AB Municipal Income Fund II 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$1,000	$1,021,963
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,043,422
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	1,000	1,062,841

		8,365,764

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	443,385

Arizona – 0.5%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,054,294

California – 1.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,000	932,911
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,000	1,231,548

		2,164,459

District of Columbia – 18.4%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,330	2,392,464
Series 2020-A 4.00%, 10/01/2036	2,000	2,006,215
Series 2021-A 5.00%, 10/01/2046	5,000	5,113,160
Series 2024-A 5.00%, 10/01/2033	1,500	1,656,964

18 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2038	$2,250	$2,423,315
5.50%, 10/01/2054	1,390	1,458,854
Series 2025-A 5.00%, 10/01/2036	2,000	2,223,511
5.00%, 10/01/2050	1,000	1,019,432
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	5,000	3,136,514
Series 2010-B 6.50%, 10/01/2044(b)	4,300	4,544,936
Series 2019 5.00%, 10/01/2034	1,500	1,571,376
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority) Series 2017-A 5.00%, 07/01/2031	1,145	1,170,406
5.00%, 07/01/2032	3,950	4,034,761
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2048	3,000	3,120,243
Series 2024 5.25%, 07/15/2059	4,000	4,172,417

		40,044,568

Guam – 3.7%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043	165	141,234
Series 2024-A 5.25%, 10/01/2041	1,000	1,053,491
Guam Department of Education (Guam Dept. of Education COP) Series 2020 5.00%, 02/01/2040	1,000	1,007,067
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,028,302
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,630	1,651,896

ABFunds.com	AB Municipal Income Fund II 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	$150	$156,449
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,326,252
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,571,788

		7,936,479

Illinois – 1.0%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	2,200	2,200,450

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	81,042

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	560	526,633

Puerto Rico – 2.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	455	475,243
5.00%, 07/01/2035(a)	250	259,271
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) NATL Series 2007-V 5.25%, 07/01/2032	300	303,049
AG Series 2007-V 5.25%, 07/01/2031	235	240,197
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	50	50,153
6.625%, 01/01/2028	384	381,903

20 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	$275	$260,159
4.00%, 07/01/2040	295	271,347
5.00%, 07/01/2034	110	115,090
5.00%, 07/01/2035	115	119,891
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	400	453,309
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046	1,000	363,196
Series 2019-A 4.329%, 07/01/2040	160	159,313
5.00%, 07/01/2058	955	941,849

		4,393,970

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	294,118

Texas – 1.0%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	100	104,070
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c)(d)(e)(f)	941	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,056,421
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,069,166

		2,229,657

ABFunds.com	AB Municipal Income Fund II 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	$1,000	$1,112,736

Total Long-Term Municipal Bonds (cost $205,131,673)		201,929,326

Short-Term Municipal Notes – 2.6%
Virginia – 2.6%
City of Newport News VA (City of Newport News VA) Series 2026-A 5.00%, 08/01/2026	4,530	4,547,743
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	1,000	1,003,059

Total Short-Term Municipal Notes (cost $5,553,521)		5,550,802

Total Municipal Obligations (cost $210,685,194)		207,480,128

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c)(d)(f) (cost $151,336)	8,437	24,552

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(g)(h)(i) (cost $6,865,892)	6,865,892	6,865,892

Total Investments – 98.4% (cost $217,702,422)		214,370,572
Other assets less liabilities – 1.6%		3,379,725

Net Assets – 100.0%		$217,750,297

22 AB Municipal Income Fund II	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,400	10/15/2029	2.545%	CPI#	Maturity	$33,175	$	– 0	–	$33,175
USD	1,600	10/15/2029	2.485%	CPI#	Maturity	26,773		– 0	–	26,773

						$59,948	$	– 0	–	$59,948

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	$(126,374)	$	– 0	–	$(126,374)
USD	8,600	01/03/2033	1 Day SOFR	3.486%	Annual	(222,252)		– 0	–	(222,252)

						$(348,626)	$	– 0	–	$(348,626)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	2,965	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$158,664	$	– 0	–	$158,664

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2026, the aggregate market value of these securities amounted to $7,419,176 or 3.4% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

(c)	Non-income producing security.

(d)	Fair valued by the Adviser.

(e)	Defaulted.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	Affiliated investments.

(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 23

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026

	AB Massachusetts		AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $274,527,314 and $210,836,530, respectively)	$269,688,289		$207,504,680
Affiliated issuers (cost $8,017,476 and $6,865,892, respectively)	8,017,476		6,865,892
Cash	3,037		– 0	–
Cash collateral due from broker	147,121		349,639
Unaffiliated interest and dividends receivable	4,928,147		2,936,972
Receivable for shares of beneficial interest sold	756,735		412,412
Receivable for investment securities sold	250,000		– 0	–
Unrealized appreciation on interest rate swaps	161,875		158,664
Receivable due from Adviser	42,553		40,318
Affiliated dividends receivable	29,969		25,706
Receivable for terminated centrally cleared interest rate swaps	4,973		– 0	–
Receivable for variation margin on centrally cleared swaps	– 0	–	1,397

Total assets	284,030,175		218,295,680

Liabilities
Payable for investment securities purchased	12,556,700		– 0	–
Payable for shares of beneficial interest redeemed	167,696		213,199
Dividends payable	148,193		62,230
Advisory fee payable	102,172		82,019
Administrative fee payable	56,687		57,216
Audit and tax fee payable	35,305		35,305
Distribution fee payable	16,406		22,296
Trustees’ fees payable	5,029		4,919
Transfer Agent fee payable	2,391		1,519
Payable for variation margin on centrally cleared swaps	2,134		– 0	–
Accrued expenses	72,231		66,680

Total liabilities	13,164,944		545,383

Net Assets	$270,865,231		$217,750,297

Composition of Net Assets
Shares of beneficial interest, at par	$262,378		$207,507
Additional paid-in capital	278,118,094		226,382,136
Accumulated loss	(7,515,241)		(8,839,346)

Net Assets	$270,865,231		$217,750,297

24 AB Municipal Income Fund II	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Massachusetts Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$70,985,555	6,873,229	$10.33	(a)

Class C	$1,833,069	177,847	$10.31

Advisor Class	$198,046,607	19,186,750	$10.32

AB Virginia Portfolio

Class A	$93,446,077	8,906,278	$10.49	(a)

Class C	$3,087,798	295,049	$10.47

Advisor Class	$121,216,422	11,549,347	$10.50

(a)	The maximum offering price per share for Class A of AB Massachusetts Portfolio and AB Virginia Portfolio were $10.65 and $10.81, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 25

STATEMENT OF OPERATIONS

Year Ended May 31, 2026

	AB Massachusetts	AB Virginia
Investment Income
Interest	$10,136,207	$7,946,516
Dividends—Affiliated issuers	257,711	221,794

Total income	$10,393,918	$8,168,310

Expenses
Advisory fee (see Note B)	1,140,192	925,874
Distribution fee—Class A	179,256	245,081
Distribution fee—Class C	20,144	34,694
Transfer agency—Class A	39,460	48,679
Transfer agency—Class C	1,158	1,738
Transfer agency—Advisor Class	101,865	55,625
Administrative	85,240	85,427
Custody and accounting	75,530	70,501
Legal	59,572	59,126
Audit and tax	50,246	50,245
Registration fees	33,432	29,374
Printing	27,380	26,674
Trustees’ fees	19,648	19,205
Miscellaneous	21,199	21,331

Total expenses	1,854,322	1,673,574
Less: expenses waived and reimbursed by the Adviser (See Note B)	(349,623)	(270,992)

Net expenses	1,504,699	1,402,582

Net investment income	8,889,219	6,765,728

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(993,243)	(204,318)
Swaps	394,092	545,656
Net change in unrealized appreciation (depreciation) of:
Investments	8,105,616	6,677,400
Swaps	(760,923)	(821,565)

Net gain on investment transactions	6,745,542	6,197,173

Net Increase in Net Assets from Operations	$15,634,761	$12,962,901

See notes to financial statements.

26 AB Municipal Income Fund II	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB Massachusetts
	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,889,219	$7,903,839
Net realized gain (loss) on investment transactions	(599,151)	825,234
Net change in unrealized appreciation (depreciation) of investments	7,344,693	(6,415,183)

Net increase in net assets from operations	15,634,761	2,313,890
Distributions to Shareholders
Class A	(2,412,692)	(2,357,173)
Class C	(52,861)	(65,529)
Advisor Class	(6,494,124)	(5,443,687)
Transactions in Shares of Beneficial Interest
Net increase	35,304,904	1,778,662

Total increase (decrease)	41,979,988	(3,773,837)
Net Assets
Beginning of period	228,885,243	232,659,080

End of period	$270,865,231	$228,885,243

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund II 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,765,728	$6,049,769
Net realized gain (loss) on investment transactions	341,338	(1,202,892)
Net change in unrealized appreciation (depreciation) of investments	5,855,835	(1,510,879)

Net increase in net assets from operations	12,962,901	3,335,998
Distributions to Shareholders
Class A	(3,100,191)	(3,097,892)
Class C	(84,032)	(101,776)
Advisor Class	(3,553,522)	(2,693,532)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	23,870,185	(1,383,039)

Total increase (decrease)	30,095,341	(3,940,241)
Net Assets
Beginning of period	187,654,956	191,595,197

End of period	$217,750,297	$187,654,956

See notes to financial statements.

28 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of two portfolios: AB Massachusetts Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class C and Advisor class shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price

ABFunds.com	AB Municipal Income Fund II 29

NOTES TO FINANCIAL STATEMENTS (continued)

at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

30 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant

ABFunds.com	AB Municipal Income Fund II 31

NOTES TO FINANCIAL STATEMENTS (continued)

yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2026:

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$267,033,388		$	– 0	–	$267,033,388
Short-Term Municipal Notes		– 0	–	2,629,465			– 0	–	2,629,465
Preferred Stocks		– 0	–	– 0	–		25,436		25,436
Short-Term Investments		8,017,476		– 0	–		– 0	–	8,017,476

Total Investments in Securities		8,017,476		269,662,853			25,436		277,705,765
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	83,666			– 0	–	83,666	(b)
Interest Rate Swaps		– 0	–	161,875			– 0	–	161,875
Liabilities		– 0	–	– 0	–		– 0	–	– 0	–

Total		$8,017,476		$269,908,394			$25,436		$277,951,306

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$201,929,326			$0	(c)	$201,929,326
Short-Term Municipal Notes		– 0	–	5,550,802			– 0	–	5,550,802
Preferred Stocks		– 0	–	– 0	–		24,552		24,552
Short-Term Investments		6,865,892		– 0	–		– 0	–	6,865,892

Total Investments in Securities		6,865,892		207,480,128			24,552	(c)	214,370,572
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	59,948			– 0	–	59,948	(b)
Interest Rate Swaps		– 0	–	158,664			– 0	–	158,664
Liabilities:
Centrally Cleared Interest Rate Swaps	$	– 0	–	$(348,626)		$	– 0	–	$(348,626	)(b)

Total		$6,865,892		$207,350,114			$24,552	(c)	$214,240,558

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

32 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolios account for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

ABFunds.com	AB Municipal Income Fund II 33

NOTES TO FINANCIAL STATEMENTS (continued)

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

Each Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of each Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Massachusetts	.77%	1.52%	.52%
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2026 and then may be extended by the Adviser for additional one year terms. For the year ended May 31, 2026, such reimbursements/waivers amounted to $336,063 and $259,304 for AB Massachusetts Portfolio and AB Virginia Portfolio, respectively.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger

34 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2026, the reimbursement for such services amounted to $85,240 and $85,427 for AB Massachusetts Portfolio and AB Virginia Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended May 31, 2026, such compensation retained by ABIS amounted to: AB Massachusetts Portfolio, $22,921 and AB Virginia Portfolio, $17,989 for AB Virginia and AB Massachusetts Portfolios, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2026, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Massachusetts	$ – 0	–	$	– 0	–	$	– 0	–
AB Virginia	9			1,000			118

The Portfolios may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In

ABFunds.com	AB Municipal Income Fund II 35

NOTES TO FINANCIAL STATEMENTS (continued)

connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2026, such waiver amounted to:

Portfolio	Amount
AB Massachusetts	$13,560
AB Virginia	11,688

A summary of the Portfolios’ transactions in the AB Government Money Market Portfolio for the year ended May 31, 2026 is as follows:

Portfolio	Market Value 5/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)	Dividend Income (000)
AB Massachusetts	$887	$92,255	$85,125	$8,017	$258
AB Virginia	$538	$70,996	$64,668	$6,866	$222

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Massachusetts	4,197,463
AB Virginia	3,573,113

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

36 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2026 were as follows:

	Purchases			Sales
Portfolio	Investments	Government Securities		Investments	Government Securities
AB Massachusetts	$68,512,988	$	– 0 –	$33,614,145	$	– 0 –
AB Virginia	38,485,655		– 0 –	27,689,323		– 0 –

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized
Portfolio	Cost	Appreciation	Depreciation	Net unrealized depreciation
AB Massachusetts	$282,544,790	$2,365,342	$(6,966,646)	$(4,601,304)
AB Virginia	217,699,504	2,317,994	(5,737,575)	(3,419,581)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, inflation or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract.

ABFunds.com	AB Municipal Income Fund II 37

NOTES TO FINANCIAL STATEMENTS (continued)

Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain(loss) on swaps on the statement of operations, in addition to any realized gain(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps, inflation swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin.

38 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain their ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2026, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2026, the Portfolios held inflation swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an

ABFunds.com	AB Municipal Income Fund II 39

NOTES TO FINANCIAL STATEMENTS (continued)

ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended May 31, 2026, the Portfolios had entered into the following derivatives:

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$83,666	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	161,875

Total		$245,541

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

40 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$394,092	$(760,923)

Total		$394,092	$(760,923)

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$59,948	*	Payable for variation margin on centrally cleared swaps	$348,626	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	158,664

Total		$218,612			$348,626

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$545,656	$(821,565)

Total		$545,656	$(821,565)

ABFunds.com	AB Municipal Income Fund II 41

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average of the outstanding month end derivative positions calculated for the year ended May 31, 2026:

AB Massachusetts
Interest Rate Swaps:
Average notional amount	$3,025,000

Centrally Cleared Interest Rate Swaps:
Average notional amount	$21,407,333	(a)

Centrally Cleared Inflation Swaps:
Average notional amount	$28,269,231

AB Virginia
Interest Rate Swaps:
Average notional amount	$2,965,000

Centrally Cleared Interest Rate Swaps:
Average notional amount	$18,292,308

Centrally Cleared Inflation Swaps:
Average notional amount	$22,392,308

(a)	Positions were open for eleven months during the year.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank NA	$161,875	$	– 0	–	$	– 0	–	$(161,875)	$	– 0	–

Total	$161,875	$	– 0	–	$	– 0	–	$(161,875)	$	– 0	–^

AB Virginia Portfolio
Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank NA	$158,664	$	– 0	–	$	– 0	–	$(158,664)	$	– 0	–

Total	$158,664	$	– 0	–	$	– 0	–	$(158,664)	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

42 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Massachusetts
	Shares		Amount
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Class A
Shares sold	1,055,229	1,109,735	$10,831,340	$11,535,017
Shares issued in reinvestment of dividends	156,628	146,838	1,605,034	1,520,187
Shares converted from Class C	52,529	87,558	536,604	909,320
Shares redeemed	(1,650,291)	(1,655,578)	(16,916,070)	(17,105,502)

Net decrease	(385,905)	(311,447)	$(3,943,092)	$(3,140,978)

Class C
Shares sold	24,742	9,715	$252,117	$100,400
Shares issued in reinvestment of dividends	4,925	5,805	50,334	60,030
Shares converted to Class A	(52,639)	(87,746)	(536,604)	(909,320)
Shares redeemed	(22,146)	(62,309)	(225,709)	(641,475)

Net decrease	(45,118)	(134,535)	(459,862)	(1,390,365)

Advisor Class
Shares sold	8,413,558	5,422,269	85,780,988	55,936,781
Shares issued in reinvestment of dividends	436,608	361,164	4,474,705	3,737,012
Shares redeemed	(4,957,902)	(5,227,487)	(50,547,835)	(53,363,788)

Net increase	3,892,264	555,946	39,707,858	6,310,005

	AB Virginia
	Shares		Amount
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025

Class A
Shares sold	663,911	850,929	$6,880,664	$8,914,642
Shares issued in reinvestment of dividends	196,318	193,406	2,045,287	2,017,968
Shares converted from Class C	62,369	61,865	649,696	647,696
Shares redeemed	(1,894,337)	(1,499,160)	(19,641,353)	(15,648,256)

Net decrease	(971,739)	(392,960)	(10,065,706)	(4,067,950)

Class C
Shares sold	36,171	58,843	371,571	610,541
Shares issued in reinvestment of dividends	6,147	7,879	63,832	82,044
Shares converted to Class A	(62,530)	(62,019)	(649,696)	(647,696)
Shares redeemed	(60,019)	(119,226)	(620,640)	(1,231,391)

Net decrease	(80,231)	(114,523)	(834,933)	(1,186,502)

Advisor Class
Shares sold	4,951,205	2,042,135	51,431,843	21,259,107
Shares issued in reinvestment of dividends	201,811	159,927	2,105,617	1,668,964
Shares redeemed	(1,807,811)	(1,834,399)	(18,766,636)	(19,056,658)

Net increase	3,345,205	367,663	34,770,824	3,871,413

ABFunds.com	AB Municipal Income Fund II 43

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of a Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of the municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, catastrophic natural disasters, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, and public health crises (including the occurrence of a contagious disease or illness). The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

44 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continue to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Each Portfolio may invest in Guam municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in Guam and their ability to pay principal and interest on their obligations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline, as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such

ABFunds.com	AB Municipal Income Fund II 45

NOTES TO FINANCIAL STATEMENTS (continued)

investments may result in sales at disadvantageous prices affecting the value of your investment in a Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Portfolios, participate in a $325 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2026, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Portfolios did not utilize the Facility during the year ended May 31, 2026.

46 AB Municipal Income Fund II	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the tax years ended November 30, 2025 and November 30, 2024 were as follows:

AB Massachusetts	December 1, 2024 to November 30, 2025	December 1, 2023 to November 30, 2024
Distributions paid from:
Ordinary income	$435,701	$640,398

Total taxable distributions	435,701	640,398
Tax-exempt distributions	7,984,026	6,852,276

Total distributions paid	$8,419,727	$7,492,674

AB Virginia	December 1, 2024 to November 30, 2025	December 1, 2023 to November 30, 2024
Distributions paid from:
Ordinary income	$259,653	$217,760

Total taxable distributions	259,653	217,760
Tax-exempt distributions	5,983,072	5,326,667

Total distributions paid	$6,242,725	$5,544,427

As of November 30, 2025, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income		Undistributed Long-Term Gains			Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB Massachusetts	$26,835		$	– 0	–	$(2,957,010)	$(4,139,664)	$(7,069,839)
AB Virginia	– 0	–		– 0	–	(5,466,045)	(2,841,879)	(8,307,924)

(a)

At November 30, 2025, AB Massachusetts Portfolio and AB Virginia Portfolio had net capital loss carryforwards for federal income tax purposes of $2,957,010 and $5,466,045 respectively. During the tax year, AB Massachusetts Portfolio and AB Virginia Portfolio utilized $405,005 and $54,514 of capital loss carryforwards, respectively, to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of swaps.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

ABFunds.com	AB Municipal Income Fund II 47

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2025, the Portfolios’ most recent tax year end, the Portfolios’ had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Massachusetts	$2,957,010	$	– 0	–
AB Virginia	5,466,045		– 0	–

During the current fiscal year, the Portfolios had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Portfolio, primarily due to taxable overdistributions, is reflected as an adjustment to the components of capital as of May 31, 2026 as shown below:

Portfolio	Increase (Decrease) to Additional Paid-In Capital		Increase (Decrease) to Distributable Earnings (Accumulated Loss)
AB Massachusetts	– 0	–	– 0	–
AB Virginia	(5,165)		5,165

NOTE I

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board of Trustees approved a fiscal year end change for the Fund from May 31 to April 30, which will be effective for fiscal periods after the reporting period of this report.

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Portfolios’ financial statements through this date.

48 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class A
	Year Ended May 31,
	2026	2025	2024		2023	2022

Net asset value, beginning of period	$ 10.05	$ 10.27	$ 10.30		$ 10.66	$ 11.66

Income From Investment Operations
Net investment income(a)(b)	.34	.32	.30		.27	.24
Net realized and unrealized gain (loss) on investment transactions	.28	(.23)	(.03	)(c)	(.34)	(1.00)

Net increase (decrease) in net asset value from operations	.62	.09	.27		(.07)	(.76)

Less: Dividends
Dividends from net investment income	(.34)	(.31)	(.30)		(.29)	(.24)

Net asset value, end of period	$ 10.33	$ 10.05	$ 10.27		$ 10.30	$ 10.66

Total Return

Total investment return based on net asset value(d)	6.30%	.87%	2.69%		(.64)%	(6.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,986	$72,978	$77,741		$85,971	$104,117

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(e)(f)	.77%	.77%	.77%		.77%	.77%

Expenses, before waiver/reimbursements‡(e)(f)	.90%	.89%	.89%		.90%	.87%

Net investment income(b)	3.34%	3.05%	2.94%		2.65%	2.08%
Portfolio turnover rate	14%	20%	15%		14%	11%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying portfolios	.00%	.00%	.00%		.00%	.00%

See footnote summary on page 55.

ABFunds.com	AB Municipal Income Fund II 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class C
	Year Ended May 31,
	2026	2025	2024		2023	2022

Net asset value, beginning of period	$ 10.03	$ 10.25	$ 10.28		$ 10.64	$ 11.64

Income From Investment Operations
Net investment income(a)(b)	.27	.24	.22		.20	.15
Net realized and unrealized gain (loss) on investment transactions	.28	(.22)	(.02	)(c)	(.35)	(1.00)

Net increase (decrease) in net asset value from operations	.55	.02	.20		(.15)	(.85)

Less: Dividends
Dividends from net investment income	(.27)	(.24)	(.23)		(.21)	(.15)

Net asset value, end of period	$ 10.31	$ 10.03	$ 10.25		$ 10.28	$ 10.64

Total Return

Total investment return based on net asset value(d)	5.52%	.12%	1.92%		(1.39)%	(7.35)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,833	$2,237	$3,664		$6,146	$8,904

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(e)(f)	1.52%	1.52%	1.52%		1.52%	1.52%

Expenses, before waiver/reimbursements‡(e)(f)	1.66%	1.64%	1.64%		1.65%	1.62%

Net investment income(b)	2.60%	2.29%	2.19%		1.90%	1.32%
Portfolio turnover rate	14%	20%	15%		14%	11%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying portfolios	.00%	.00%	.00%		.00%	.00%

See footnote summary on page 55.

50 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Year Ended May 31,
	2026	2025	2024		2023	2022

Net asset value, beginning of period	$ 10.05	$ 10.26	$ 10.30		$ 10.66	$ 11.66

Income From Investment Operations
Net investment income(a)(b)	.37	.34	.33		.30	.27
Net realized and unrealized gain (loss) on investment transactions	.27	(.21)	(.04	)(c)	(.35)	(1.00)

Net increase (decrease) in net asset value from operations	.64	.13	.29		(.05)	(.73)

Less: Dividends
Dividends from net investment income	(.37)	(.34)	(.33)		(.31)	(.27)

Net asset value, end of period	$ 10.32	$ 10.05	$ 10.26		$ 10.30	$ 10.66

Total Return

Total investment return based on net asset value(d)	6.46%	1.22%	2.85%		(.39)%	(6.39)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$198,047	$153,670	$151,254		$111,450	$109,141

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(e)(f)	.52%	.52%	.52%		.52%	.52%

Expenses, before waiver/reimbursements‡(e)(f)	.65%	.64%	.64%		.65%	.62%

Net investment income(b)	3.59%	3.30%	3.19%		2.91%	2.34%
Portfolio turnover rate	14%	20%	15%		14%	11%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/ unaffiliated underlying portfolios	.00%	.00%	.00%		.00%	.00%

See footnote summary on page 55.

ABFunds.com	AB Municipal Income Fund II 51

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Year Ended May 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.17	$ 10.30	$ 10.31	$ 10.62	$ 11.61

Income From Investment Operations
Net investment income(a)(b)	.33	.32	.28	.26	.23
Net realized and unrealized gain (loss) on investment transactions	.32	(.14)	(.02)	(.30)	(.99)

Net increase (decrease) in net asset value from operations	.65	.18	.26	(.04)	(.76)

Less: Dividends
Dividends from net investment income	(.33)	(.31)	(.27)	(.27)	(.23)

Net asset value, end of period	$ 10.49	$ 10.17	$ 10.30	$ 10.31	$ 10.62

Total Return

Total investment return based on net asset value(d)	6.45%	1.69%	2.53%	(.37)%	(6.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,446	$100,420	$105,807	$115,542	$133,626

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.80%	.80%	.80%	.80%	.80%

Expenses, before waiver/reimbursements(e)(f)	.93%	.91%	.89%	.91%	.86%

Net investment income(b)	3.18%	3.03%	2.76%	2.49%	2.04%
Portfolio turnover rate	14%	20%	15%	13%	13%

See footnote summary on page 55.

52 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Year Ended May 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.14	$ 10.27	$ 10.28	$ 10.59	$ 11.58

Income From Investment Operations

Net investment income(a)(b)	.25	.24	.21	.18	.15
Net realized and unrealized gain (loss) on investment transactions	.33	(.14)	(.03)	(.30)	(1.00)

Net increase (decrease) in net asset value from operations	.58	.10	.18	(.12)	(.85)

Less: Dividends

Dividends from net investment income	(.25)	(.23)	(.19)	(.19)	(.14)

Net asset value, end of period	$ 10.47	$ 10.14	$ 10.27	$ 10.28	$ 10.59

Total Return

Total investment return based on net asset value(d)	5.78%	.84%	1.87%	(1.11)%	(7.37)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,088	$3,805	$5,033	$7,163	$8,452

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, before waiver/reimbursements(e)(f)	1.68%	1.66%	1.64%	1.67%	1.61%

Net investment income(b)	2.44%	2.27%	2.01%	1.74%	1.29%

Portfolio turnover rate	14%	20%	15%	13%	13%

See footnote summary on page 55.

ABFunds.com	AB Municipal Income Fund II 53

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Year Ended May 31,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$10.17	$10.31	$10.31	$10.62	$11.61

Income From Investment Operations

Net investment income(a)(b)	.36	.34	.31	.28	.26
Net realized and unrealized gain (loss) on investment transactions	.32	(.15)	(.01)	(.30)	(.99)

Net increase (decrease) in net asset value from operations	.68	.19	.30	(.02)	(.73)

Less: Dividends

Dividends from net investment income	(.35)	(.33)	(.30)	(.29)	(.26)

Net asset value, end of period	$10.50	$10.17	$10.31	$10.31	$10.62

Total Return

Total investment return based on net asset value(d)	6.82%	1.84%	2.89%	(.12)%	(6.41)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,216	$83,430	$80,755	$85,165	$90,811

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	.55%	.55%	.55%	.55%	.55%

Expenses, before waiver/reimbursements(e)(f)	.68%	.66%	.64%	.66%	.61%

Net investment income(b)	3.42%	3.28%	3.01%	2.73%	2.30%

Portfolio turnover rate	14%	20%	15%	13%	13%

See footnote summary on page 55.

54 AB Municipal Income Fund II	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a) Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense are:

	Year Ended May 31,
	2026	2025	2024	2023	2022
AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.90%	.89%	.89%	.90%	.87%
Class C
Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.66%	1.64%	1.64%	1.65%	1.62%
Advisor Class
Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.65%	.64%	.64%	.65%	.62%

	Year Ended May 31,
	2026	2025	2024	2023	2022

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.93%	.91%	.89%	.91%	.86%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.68%	1.66%	1.64%	1.66%	1.61%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.68%	.66%	.64%	.66%	.61%

(f)

In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolios incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the for the year ended May 31, 2026, such waiver amounted to 0.01%.

ABFunds.com	AB Municipal Income Fund II 55

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Municipal Income Fund II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund II (the “Fund”) (comprising the AB Massachusetts Portfolio and AB Virginia Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund II at May 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and

56 AB Municipal Income Fund II	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 27, 2026

ABFunds.com	AB Municipal Income Fund II 57

2025 FEDERAL TAX INFORMATION

(unaudited)

AB Massachusetts Portfolio

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025.

The Fund designates $301,200 of distributions paid during the taxable year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 53.01% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV which was sent to you separately in January 2026.

AB Virginia Portfolio

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2025.

The Fund designates $188,742 of distributions paid during the taxable year ended November 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 51.23% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV which was sent to you separately in January 2026.

58 AB Municipal Income Fund II	ABFunds.com

Information Regarding the Review and Approval of the Proposed New Advisory Agreement and Interim Advisory Agreement in Respect of Each Fund in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Municipal Income Fund II in respect of each of AB Massachusetts Portfolio and AB Virginia Portfolio (each, a “Fund” and collectively, the “Funds”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including each Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Funds, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of

ABFunds.com	AB Municipal Income Fund II 59

the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration.

60 AB Municipal Income Fund II	ABFunds.com

They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to

ABFunds.com	AB Municipal Income Fund II 61

provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also

62 AB Municipal Income Fund II	ABFunds.com

considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised

ABFunds.com	AB Municipal Income Fund II 63

fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

64 AB Municipal Income Fund II	ABFunds.com

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Advisory Current Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

•	AB Massachusetts Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention

ABFunds.com	AB Municipal Income Fund II 65

to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

66 AB Municipal Income Fund II	ABFunds.com

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception, as applicable. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

ABFunds.com	AB Municipal Income Fund II 67

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median for AB Massachusetts Portfolio and above the median for AB Virginia Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio for AB Massachusetts Portfolio was lower than the medians, and that the expense ratio for AB Virginia Portfolio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect

68 AB Municipal Income Fund II	ABFunds.com

a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Municipal Income Fund II 69

NOTES

70 AB Municipal Income Fund II	ABFunds.com

NOTES

ABFunds.com	AB Municipal Income Fund II 71

NOTES

72 AB Municipal Income Fund II	ABFunds.com

AB MUNICIPAL INCOME FUND II

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MIFII-0151-0526

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 29, 2026